Expense Example - Federated Hermes Inflation Protected Securities Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	571	826	1,100	1,882	302	624	1,073	2,123	101	315	547	1,213	96	300	520	1,155